LOANS, FINANCING AND DEBENTURES - GUARANTEES FOR SUBSIDIARY (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Issuance of Debentures - Furnas | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 972,260
Belo Monte Transmissora de Energia SPE S.A | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	674,190
Miscellaneous - Furnas | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	211,286
Issuance Of Debenture - Furnas | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	305,787
HPP Simplcio | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	279,937
Transmissora Sul Litornea de Energia. | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	315,084
Livramento Wind Complex - Entorno II | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	261,208
Chesf Corporate Projects | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	199,707
Chesf Corporate Projects 3 | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	64,411
CGT Eletrosul Corporate Projects | Borrowings guranteed by CGT Eletrosul, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	27,957
20122014 Investment Plan | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	132,489
Linha Verde Transmissora de Energia S.A. | Borrowings guranteed by CGT Eletrosul, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	144,884
Eolicas Casa Nova II and III | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	143,012
Corporate Financing | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	56,872
Corporate Transmission Projects | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	231,712
UHE Sao Domingos | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	93,826
Transmissora Delmiro Gouveia | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	98,401
Transmissora Delmiro Gouveia | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	45,842
HPP Batalha | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	58,982
HPP Passo Sao Joao | Borrowings guranteed by Chesf, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	59,822
RS Energia | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	14,896
RS Energia | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	7,805
HPP Baguari | Borrowings guaranteed by Chesf Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	15,630
Expansion of the South Transmission System | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	16,122
Brazil-Uruguay Interconnection | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	12,101
UHE Mau | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	137,534
Support to the Working Capital Structure | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	111,801
Transmissora Sul Litornea de Energia | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	119,001
Guarantees of controlled companies
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 19,679,390